CONESTOGA FUNDS

                            Conestoga Small Cap Fund

                        Prospectus dated October 1, 2002

                   Prospectus Supplement dated August 5, 2003

I. Under the section entitled "Purchase Procedures" on pages 8 and 9, please replace the paragraphs prior to the sub-section entitled "Pre-Authorized Investment Plan" with the following:

If you choose to purchase shares of the Fund through an Authorized Dealer, you should contact him or her in person or by telephone. If you wish to purchase shares directly through the Fund, you can do so by mail or by telephone once you have established an account. To establish an account, complete an account application and mail it with a check, bank draft or money order to:


   By Regular U.S.          Conestoga Small Cap Fund
   or Overnight mail        c/o Mutual Shareholder Services
                            8869 Brecksville Road, Suite C
                            Brecksville, OH 44141

The Fund will not accept third-party checks (originally payable to someone other than you or the Fund).

Additional purchases may be made by mail, using the addresses above, or by calling 1-800-320-7790. Payment for additional shares must be made by check, bank draft, money order or by wire. To pay by wire, you should:

By wire Call the Fund at 1-800-320-7790 prior to the close of regular trading on the NYSE before wiring any funds to give notice of the purchase. Specify the number or dollar amount of shares that you wish to buy, and wire funds to:

                            Conestoga Small Cap Fund.
                            U.S. Bank, N.A.
                            ABA#: 042000013
                            Account#: 130100788947

                        Funds must be wired the same day that your trade is placed. For initial purchases, please contact the Fund at 1-800-320-7790 prior to wiring funds.

II. Please replace the section entitled "Redemption Procedures" on page 10 with the following:

Redemption Procedures

Method of Redemption                       Instructions

                        To redeem your shares by mail, you should send the Fund a signed letter of instruction indicating your fund account number, amount of redemption, and where to send the proceeds. Please make sure all parties required to sign the redemption request have done so. Send your request to:

By Regular U.S.                c/o Mutual Shareholder Services
Overnight mail                 8869 Brecksville Road, Suite C
                               Brecksville, OH 44141

By telephone            To redeem your shares by telephone, call the Fund at
                        1-800-320-7790 or your Authorized Dealer between the hours of 9:30 a.m. and 4:00 p.m. Eastern Time on any business day.

                        You may redeem your shares by telephone only if you have authorized telephone redemption on your account application.

III. Please replace the back cover page of the Prospectus with the following:

CONESTOGA
SMALL CAP FUND
Five Tower Bridge
300 Barr Harbor Drive, Suite 560
West Conshohocken, PA  19428
1-800-320-7790

INVESTMENT ADVISER                       INDEPENDENT AUDITORS
Conestoga Capital Advisors, LLC          McCurdy & Associates CPA's, Inc.
Five Tower Bridge                        27955 Clemens Road
300 Barr Harbor Drive, Suite 560         Westlake, OH  44145
West Conshohocken, PA  19428

TRANSFER AGENT, SHAREHOLDER SERVICING    COUNSEL
AGENT and DIVIDEND DISBURSING AGENT      Kramer Levin Naftalis & Frankel LLP
Mutual Shareholder Services              919 Third Avenue
8869 Brecksville Road, Suite C           New York, NY 10022
Brecksville, OH 44141

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street, M.L. CN-OH-W6TC
Cincinnati, OH  45202

      The SAI, which provides a more complete discussion of several of the matters contained in this Prospectus, is incorporated by reference. To obtain a free copy of the SAI or any financial report, or to make any other inquiries about the Fund, you may call the Fund at 1-800-320-7790 or write to the Fund at Conestoga Funds, Five Tower Bridge, 300 Barr Harbor Drive, Suite 560, West Conshohocken, PA 19428, or call your Authorized Dealer.

      You may also review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 to obtain information on the operation of the SEC's Public Reference Room. This information is also available on the SEC's Internet site at http://www.sec.gov. Copies may also be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

      You may also obtain a copy of the Fund's prospectus from Conestoga Funds' worldwide web site at http://www.conestogacapital.com.

                    Investment Company Act File No. 811-21120



     Please keep this Supplement with your Prospectus for future reference.